Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrants Liabilities [Abstract]
Schedule of Outstanding Warrants

The outstanding warrants as of December 31, 2025 are as follows:

	Public	Private placement	Service
Opening balance as of January 1, 2025	10,000,000	14,146,246	152,800
Exercised during the year	-	-	-
Ending balance as of December 31, 2025	10,000,000	14,146,246	152,800

The outstanding warrants as of December 31, 2024 are as follows:

	Public	Private placement	Service
Opening balance as of January 1, 2024	10,000,000	720,000	152,800
Movement during asset acquisition	-	13,426,246	-
Exercised during the year	-	-	-
Ending balance as of December 31, 2024	10,000,000	14,146,246	152,800

Schedule of Carrying Value of the Warrants

The carrying value of the warrants is as follows:

	2025	2024
	USD	USD
At January 1	538,827	1,137,946
Recognized pursuant to the asset acquisition transaction	-	1,025,749
Change in fair value during the year	(173,859)	(1,624,868)
At December 31	364,968	538,827

Schedule of Calculating the Fair Values of the Warrants	The following assumptions are used in calculating the fair values of the warrants:
	2025	2024

Volatility	84%	108%
Risk-free rate	4.049%	3.794%